Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Ordinary shares authorized (in shares)		200,000,000	200,000,000
Ordinary shares par value (in USD per share)		$ 0.001	$ 0.001
Common stock, shares issued (in shares)		119,480,772	102,174,594
Common stock, shares outstanding (in shares)		119,480,772	102,174,594
Common Stock | 2020 August ATM Program
Subsidiary, Sale of Stock [Line Items]
Stock sale program, gross offering proceeds of shares authorized to be sold	$ 100.0
Number of shares issued in transaction (in shares)		17,271,006
Consideration received on sale of stock		$ 61.5
Remaining consideration available on sale of stock		$ 38.5